International Operations (Tables)	12 Months Ended
Dec. 31, 2015
International Operations
Summary of assets attributable to international operations

	2015	2014
	(Dollars in Thousands)
Loans:
Commercial	$138,125	$150,078
Others	40,888	35,143
	179,013	185,221
Less allowance for probable loan losses	(1,152)	(1,060)
Net loans	$177,861	$184,161
Accrued interest receivable	$697	$702